Income Taxes - Effective Income Tax Rate Reconciliation (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory rate (in hundredths)	35.00%	35.00%	35.00%	35.00%
State, net of federal tax benefit (in hundredths)	2.00%	0.10%	0.50%	(1.20%)
Loss excluded from nontaxable entities (in hundredths)		(35.60%)	(34.40%)	(37.50%)
Other items (in hundredths)	0.80%	(0.20%)	0.10%	(0.10%)
Effective rate (in hundredths)	37.80%	(0.70%)	1.20%	(3.80%)